Supplemental balance sheet information (Tables)	6 Months Ended
Jun. 30, 2011
Supplemental balance sheet information [Abstract]
Inventories and supplies
Inventories and supplies – Inventories and supplies were comprised of the following:

(in thousands)	June 30, 2011	December 31, 2010
Raw materials	$5,058	$4,879
Semi-finished goods	8,383	8,393
Finished goods	4,867	5,083
Supplies, primarily production	3,051	3,305
Inventories and supplies	$21,359	$21,660

Marketable securities
Marketable securities – Available-for-sale marketable securities included within funds held for customers and other current assets were comprised of the following:

	June 30, 2011
(in thousands)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate investments:
Money market securities	$2,110	$-	$-	$2,110
Funds held for customers:(1)
Money market securities	5,277	-	-	5,277
Canadian and provincial government securities	5,403	37	-	5,440
Marketable securities – funds held for customers	10,680	37	-	10,717
Total marketable securities	$12,790	$37	$-	$12,827

(1) Funds held for customers, as reported on the consolidated balance sheet as of June 30, 2011, also included cash and cash equivalents of $32,687.

	December 31, 2010
(in thousands)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate investments:
Money market securities	$2,029	$-	$-	$2,029
Funds held for customers:(1)
Money market securities	5,078	-	-	5,078
Canadian and provincial government securities	5,148	23	-	5,171
Marketable securities – funds held for customers	10,226	23	-	10,249
Total marketable securities	$12,255	$23	$-	$12,278

(1) Funds held for customers, as reported on the consolidated balance sheet as of December 31, 2010, also included cash and cash equivalents of $25,471.

Expected maturities of available-for-sale securities
Expected maturities of available-for-sale securities as of June 30, 2011 were as follows:

(in thousands)	Fair value
Due in one year or less	$7,388
Due in one to three years	859
Due in three to five years	2,166
Due after five years	2,414
Total marketable securities	$12,827

Intangibles
Intangibles – Intangibles were comprised of the following:

	June 30, 2011			December 31, 2010
(in thousands)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Indefinite-lived:
Trade name	$19,100	$-	$19,100	$19,100	$-	$19,100
Amortizable intangibles:
Internal-use software	391,325	(330,382)	60,943	378,269	(314,267)	64,002
Customer lists/relationships	82,138	(53,072)	29,066	72,292	(43,660)	28,632
Distributor contracts	30,900	(27,297)	3,603	30,900	(26,396)	4,504
Trade names	61,561	(23,820)	37,741	59,361	(22,009)	37,352
Other	9,659	(7,587)	2,072	8,602	(7,080)	1,522
Amortizable intangibles	575,583	(442,158)	133,425	549,424	(413,412)	136,012
Intangibles	$594,683	$(442,158)	$152,525	$568,524	$(413,412)	$155,112

Estimated future amortization of intangibles
Total amortization of intangibles was $13.5 million for the quarter ended June 30, 2011 and $14.3 million for the quarter ended June 30, 2010. Amortization of intangibles was $28.1 million for the six months ended June 30, 2011 and $24.7 million for the six months ended June 30, 2010. Based on the intangibles in service as of June 30, 2011, estimated future amortization expense is as follows:

(in thousands)
Remainder of 2011	$20,416
2012	28,420
2013	18,198
2014	8,731
2015	5,479

Goodwill
Goodwill – Changes in goodwill during the six months ended June 30, 2011 were as follows:

(in thousands)	Small Business Services	Financial Services	Direct Checks	Total
Balance, December 31, 2010:
Goodwill	$596,534	$897	$148,506	$745,937
Accumulated impairment charges	(20,000)	-	-	(20,000)
	576,534	897	148,506	725,937
Acquisition of Banker's Dashboard, LLC (see Note 5)	-	26,281	-	26,281
Currency translation adjustment	71	-	-	71
Balance, June 30, 2011:
Goodwill	596,605	27,178	148,506	772,289
Accumulated impairment charges	(20,000)	-	-	(20,000)
	$576,605	$27,178	$148,506	$752,289

Other non-current assets
Other non-current assets – Other non-current assets were comprised of the following:

(in thousands)	June 30, 2011	December 31, 2010
Contract acquisition costs	$50,411	$57,476
Deferred advertising costs	14,859	15,832
Other	22,410	20,939
Other non-current assets	$87,680	$94,247

Changes in contract acquisition costs
See Note 16 for a discussion of market risks related to contract acquisition costs. Changes in contract acquisition costs during the first six months of 2011 and 2010 were as follows:

	Six Months Ended June 30,
(in thousands)	2011	2010
Balance, beginning of year	$57,476	$45,701
Additions(1)	1,770	21,728
Amortization	(8,665)	(9,803)
Write-off	-	(143)
Other	(170)	-
Balance, end of period	$50,411	$57,483

(1) Contract acquisition costs are accrued upon contract execution. Cash payments made for contract acquisition costs were $5,615 for the six months ended June 30, 2011 and $10,689 for the six months ended June 30, 2010

Accrued liabilities
Accrued liabilities – Accrued liabilities were comprised of the following:

(in thousands)	June 30, 2011	December 31, 2010
Funds held for customers	$43,067	$35,475
Customer rebates	19,885	19,201
Employee profit sharing/cash bonus and pension	16,039	34,109
Wages, including vacation	8,911	5,898
Interest	8,740	5,227
Contract acquisition costs due within one year	4,905	8,550
Restructuring due within one year (see Note 9)	4,825	6,435
Other	27,106	29,139
Accrued liabilities	$133,478	$144,034